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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco Senior Loan Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

VK-SLO-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–106.09%(a)(b)

Aerospace & Defense–2.28%

CAMP International Holding Co., First Lien Term Loan	5.25%	05/31/19	$1,423	$1,433,990
DAE Aviation Holdings, Inc.,
Term Loan B-1	6.25%	11/02/18	2,809	2,837,586
Term Loan B-2	6.25%	11/02/18	1,274	1,286,372
IAP Worldwide Services, First Lien Term Loan (c)	0.00%	12/31/15	6,780	2,423,717
Landmark U.S. Holdings LLC,
First Lien Term Loan	4.75%	10/25/19	3,683	3,699,565
Term Loan	4.75%	10/25/19	312	313,523
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	1,169	1,165,027
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	3,508	3,523,299
Sequa Corp., Term Loan	5.25%	06/19/17	2,410	2,387,294
Transdigm Inc., Term Loan C	3.75%	02/28/20	10,412	10,487,489
				29,557,862

Air Transport–1.06%

American Airlines, Inc., Term Loan B	4.75%	06/27/19	4,109	4,145,329
Delta Air Lines, Inc.,
Revolver Loan (d)	0.00%	04/20/16	8,340	7,951,226
Revolver Loan (d)	0.00%	10/18/17	1,227	1,146,815
United Continental Holdings, Inc., Term Loan B	4.00%	04/01/19	543	546,562
				13,789,932

Automotive–4.62%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	1,084	1,100,765
August U.S. Holding Co., Inc.,
First Lien Term Loan B-1	5.00%	04/27/18	1,012	1,021,721
Second Lien Term Loan (Acquired 05/04/12-10/08/13; Cost $1,468,300)	10.50%	04/29/19	1,476	1,505,612
Second Lien Term Loan (Acquired 05/04/12-10/08/13; Cost $480,761)	10.50%	04/29/19	483	492,988
Term Loan B-1	5.00%	04/27/18	778	785,958
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/28/17	1,578	1,558,261
BBB Industries, LLC, Term Loan	5.50%	03/27/19	3,212	3,228,075
CWGS Group, LLC, Term Loan (e)	—	02/20/20	4,527	4,532,943
Federal-Mogul Corp.,
Term Loan B	2.11%	12/29/14	10,411	10,301,837
Term Loan C	2.11%	12/28/15	5,501	5,443,034
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,831	3,877,371
Key Safety Systems, Inc., Term Loan	4.75%	05/09/18	2,555	2,591,376
Keystone Automotive Operations, Inc., First Lien Term Loan	7.00%	08/15/19	1,683	1,709,428
Metaldyne, LLC, Term Loan	5.00%	12/18/18	3,382	3,410,492
Schaeffler AG (Germany), Term Loan C	4.25%	01/27/17	989	997,101
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/28/19	7,807	7,884,740
Tower Automotive Holdings USA, LLC, Term Loan	4.75%	04/23/20	4,446	4,492,468
Transtar Holding Co.,
First Lien Term Loan	5.50%	10/09/18	3,839	3,804,973
Second Lien Term Loan	9.75%	10/09/19	1,271	1,265,084
				60,004,227

Beverage & Tobacco–0.41%

DS Waters of America, Inc., Term Loan B (Acquired 09/03/13; Cost $1,774,075)	5.25%	08/31/20	1,791	1,805,935
North American Breweries Holdings, LLC, Term Loan	7.50%	12/11/18	3,580	3,544,344
				5,350,279

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Building & Development–3.53%

Axia Inc.,
First Lien Revolver Loan (Acquired 02/22/12; Cost $1,749,767) (d)(g)	0.00%	03/11/16	$1,750	$1,749,767
PIK Second Lien Term Loan A (Acquired 05/30/08-09/30/13; Cost $2,681,624) (f)(g)	5.00%	03/11/16	1,026	1,026,407
Second Lien Term Loan B (Acquired 05/30/08; Cost $4,680,183) (g)	5.00%	03/12/16	1,627	1,627,408
Capital Automotive L.P.,
Second Lien Term Loan	6.00%	04/30/20	3,244	3,357,268
Term Loan B-1	4.00%	04/10/19	6,708	6,756,694
CBRE Services, Inc., Term Loan B	2.92%	03/29/21	787	790,125
HD Supply Inc., Term Loan	4.50%	10/12/17	4,370	4,402,829
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Loan (Acquired 07/16/12; Cost $16,242) (d)(f)	0.00%	02/28/17	16	5,766
PIK Exit Revolver Loan (Acquired 07/19/10-06/28/13; Cost $208,028) (f)	5.00%	02/28/17	208	73,850
Nortek, Inc., Term Loan	5.25%	04/26/17	981	986,797
Quikrete Holdings, Inc.,
First Lien Term Loan	4.00%	09/28/20	6,063	6,101,087
Second Lien Term Loan	7.00%	03/26/21	1,190	1,224,043
Re/Max International, Inc., Term Loan	4.00%	07/31/20	2,660	2,665,149
Realogy Corp.,
Synthetic LOC	4.42%	10/10/16	1	640
Term Loan B	4.50%	03/05/20	11,285	11,418,704
Rhodes Ranch General Partnership, PIK Term Loan (Acquired 11/23/05; Cost $870,559) (f)	2.25%	03/31/16	212	193,130
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19	1,222	1,230,706
WireCo WorldGroup Inc., Term Loan (Acquired 07/02/12; Cost $2,114,025)	6.00%	02/15/17	2,129	2,139,828
				45,750,198

Business Equipment & Services–9.95%

Advantage Sales & Marketing Inc., Second Lien Term Loan	8.25%	06/18/18	663	673,338
Asurion Corp.,
Incremental Term Loan B-1	4.50%	05/24/19	17,321	17,347,803
Incremental Term Loan B-2	3.50%	07/08/20	14,048	13,832,253
Audio Visual Services Group, Inc., First Lien Term Loan (Acquired 11/13/12; Cost $3,518,927)	6.75%	11/09/18	3,578	3,640,927
Brock Holdings III, Inc., First Lien Term Loan	6.01%	03/16/17	413	415,080
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	1,129	1,156,874
Catalina Marketing Corp., Term Loan	5.25%	10/12/20	2,815	2,846,583
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	2,344	2,340,365
Second Lien Term Loan	8.75%	12/21/20	826	824,820
Duff & Phelps Corp., Term Loan	4.50%	04/23/20	459	460,024
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	6,761	6,887,448
First Data Corp.,
Term Loan	4.17%	03/24/17	2,980	2,992,090
Term Loan	4.17%	03/23/18	16,118	16,180,676
FS Funding AS (Denmark), Term Loan B12	3.75%	04/30/18	953	958,093
Garda World Security Corp. (Canada),
Delayed-DrawTerm Loan B (e)	—	11/06/20	170	170,861
Term Loan B (e)	—	11/06/20	663	667,911
Genesys Telecom Holdings, U.S., Inc.,
Delayed-Draw Term Loan 2 (e)	—	11/13/20	1,667	1,666,618
Term Loan 2 (e)	—	11/13/20	834	833,309
Helios Holding, Inc., First Lien Term Loan	6.50%	07/13/18	3,684	3,707,075
Information Resources, Inc., Term Loan	4.75%	09/30/20	2,763	2,794,525
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan	4.50%	05/22/20	1,083	1,090,330
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19	6,709	6,759,157
Second Lien Term Loan	9.75%	04/30/20	1,322	1,368,695
Lonestar Intermediate Super Holdings, LLC, Term Loan	11.00%	09/02/19	5,164	5,379,400
MCS AMS Sub-Holdings LLC, Term Loan	7.00%	10/15/19	947	919,583
MEI, Inc., Term Loan	5.00%	08/21/20	1,655	1,664,975

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

Pacific Industrial Services US FinCo LLC,
Second Lien Term Loan	8.75%	04/02/19	$1,704	$1,744,563
Term Loan B	5.00%	10/02/18	4,361	4,421,166
Sensus USA, Inc., First Lien Term Loan	4.75%	05/09/17	2,000	2,013,750
Servicemaster Co. (The),
Term Loan B	4.42%	01/31/17	2,457	2,434,638
Term Loan C	4.25%	01/31/17	8,845	8,734,017
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18	2,135	2,151,478
Second Lien Term Loan	8.75%	04/30/19	352	356,449
SunGard Data Systems Inc.,
Term Loan C	3.92%	02/28/17	985	990,180
Term Loan D	4.50%	01/31/20	1,717	1,729,831
Term Loan E	4.00%	03/09/20	643	648,840
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	1,775	1,789,858
Second Lien Term Loan	9.00%	08/14/20	140	142,282
Wash MultiFamily Laundry Systems, LLC, Term Loan	4.50%	02/21/19	1,335	1,340,070
West Corp., Revolver Loan (d)	0.00%	01/15/16	3,192	3,096,655
				129,172,590

Cable & Satellite Television–1.95%

Atlantic Broadband Finance, LLC, Term Loan B	3.25%	12/02/19	1,794	1,792,642
Cequel Communications, LLC, Term Loan	3.50%	02/14/19	738	739,810
Charter Communications Operating LLC, Term Loan E	3.00%	07/01/20	2,249	2,223,688
Ion Media Networks, Inc., Term Loan (Acquired 02/15/13-03/26/13; Cost $2,658,842)	8.25%	07/24/18	2,674	2,687,028
MCC Iowa, Term Loan D-1	1.88%	01/31/15	1,126	1,123,113
Mediacom Illinois LLC,
Term Loan C	1.63%	01/30/15	1,492	1,488,964
Term Loan E	4.50%	10/23/17	3,963	3,980,834
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/08/20	5,318	5,326,110
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	5,895	5,938,237
				25,300,426

Chemicals & Plastics–6.22%

Allnex & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20	463	476,761
Term Loan B-1	4.50%	10/03/19	1,325	1,334,011
Term Loan B-2	4.50%	10/03/19	687	692,154
Arysta LifeScience SPC, LLC,
First Lien Term Loan	4.50%	05/29/20	6,599	6,650,955
Second Lien Term Loan	8.25%	11/30/20	1,087	1,109,611
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	6,367	6,084,223
DuPont Performance Coatings, Inc., Term Loan B	4.75%	02/01/20	9,932	10,023,252
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost $3,104,856)	6.75%	05/18/18	3,116	3,139,006
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,930	1,939,533
Huntsman International LLC, Term Loan (e)	—	10/15/20	12,859	12,896,336
Ineos Holdings Ltd., Term Loan	4.00%	05/04/18	7,275	7,302,448
MacDermid, Inc., First Lien Term Loan B	4.00%	06/08/20	2,235	2,252,855
Otter Products, LLC, Term Loan	5.25%	04/29/19	1,188	1,193,798
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	3,609	3,636,651
Second Lien Term Loan	8.25%	07/15/20	1,630	1,663,659
PQ Corp., Term Loan	4.50%	08/07/17	7,518	7,600,791
Taminco Global Chemical Corp., Term Loan B-2	4.25%	02/15/19	2,036	2,050,705
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,231	1,232,192
Univar Inc., Term Loan B	5.00%	06/30/17	6,542	6,451,787

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–(continued)

WNA Holdings, Inc.,
Second Lien Term Loan	8.50%	12/07/20	$672	$680,598
Term Loan	4.53%	06/05/20	1,487	1,500,459
Term Loan	4.53%	06/07/20	808	815,064
				80,726,849

Conglomerates–0.50%

CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/31/20	1,349	1,356,099
Term Loan B-2	4.25%	08/28/20	133	133,530
Term Loan B-3	4.25%	08/28/20	410	412,478
Epiq Systems, Inc., Term Loan	4.75%	08/27/20	3,056	3,055,899
RGIS Services, LLC, Term Loan C	5.50%	10/18/17	1,044	1,031,415
Spectrum Brands, Inc., Term Loan C	3.50%	09/04/19	561	563,363
				6,552,784

Containers & Glass Products–3.05%

Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19	2,899	2,933,476
Second Lien Term Loan	8.75%	04/02/20	1,054	1,082,142
BWAY Holding Co., Term Loan	4.50%	08/07/17	2,366	2,384,002
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,612	1,625,687
Exopack Holdings S.A., Term Loan	5.25%	05/08/19	1,785	1,814,458
Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	5,771	5,778,656
Pact Group (USA), Inc., Term Loan	3.75%	05/29/20	4,800	4,772,577
Pertus Sechzehnte GmbH (Germany),
Term Loan B2A	4.54%	12/14/16	4,045	4,051,518
Term Loan C2A	4.79%	06/14/17	4,045	4,051,518
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	621	625,976
Second Lien Term Loan	8.50%	04/23/20	717	738,942
Reynolds Group Holdings Inc., Revolver Loan (d)	0.00%	11/05/14	6,528	6,523,722
TricorBraun Inc., Term Loan	4.00%	05/03/18	3,215	3,224,720
				39,607,394

Cosmetics & Toiletries–0.25%

Marietta Intermediate Holding Corp., PIK First Lien Term Loan B (f)(g)	7.00%	02/19/15	3,204	3,187,714

Drugs–0.55%

Harlan Laboratories, Inc., Term Loan	3.77%	07/11/14	4,615	4,191,539
Medpace Intermediateco, Inc., Term Loan B (Acquired 06/21/11-04/22/13; Cost $2,888,406)	5.25%	06/16/17	2,910	2,909,729
				7,101,268

Ecological Services & Equipment–0.06%

ADS Waste Holdings, Inc., Term Loan B	4.25%	10/09/19	782	786,837

Electronics & Electrical–6.21%

Active Network, Inc., First Lien Term Loan	5.50%	11/15/20	521	522,767
Aeroflex Inc., Term Loan B-1	4.50%	11/11/19	729	734,557
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	8,859	8,943,409
Blue Coat Systems, Inc., Term Loan	4.50%	05/31/19	276	277,872
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	2,011	2,025,678
DEI Sales, Inc., Term Loan	5.75%	07/13/17	3,730	3,699,668
Dell International LLC, Term Loan C	3.75%	10/29/18	14,571	14,556,339
Deltek, Inc., First Lien Term Loan	5.00%	10/10/18	3,941	3,962,683
DG FastChannel, Inc., Term Loan	7.25%	07/26/18	3,692	3,713,668
Freescale Semiconductor, Inc.,
Term Loan B-4	5.00%	02/28/20	14,666	14,851,705
Term Loan B-5	5.00%	01/15/21	3,388	3,431,339

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

Infor (US), Inc.,
Term Loan B-2	5.25%	04/05/18	$251	$253,017
Term Loan B-3	3.75%	06/03/20	1,656	1,657,324
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	4,079	4,094,131
Oberthur Technologies of America Corp., Term Loan B-2	5.75%	10/18/19	1,264	1,278,650
RP Crown Parent, LLC,
First Lien Term Loan	6.75%	12/21/18	5,198	5,256,703
Second Lien Term Loan	11.25%	12/20/19	880	917,603
Ship Luxco 3 S.a.r.l. (Luxembourg),
Term Loan (e)	—	10/14/19	1,116	1,124,878
Term Loan B2A-II	5.25%	11/29/19	1,088	1,099,589
Term Loan C2	4.75%	11/29/19	2,114	2,130,375
Sophia, L.P., Term Loan B	4.50%	07/19/18	3,498	3,530,368
SSI Investments II Ltd., Term Loan	5.00%	05/26/17	1,469	1,483,766
Wesco Distribution, Inc., Term Loan B-1	4.50%	12/12/19	1,001	1,004,888
				80,550,977

Equipment Leasing–0.21%

Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,762	2,771,127

Financial Intermediaries–3.25%

Blackstone Perpetual BidCo B.V. (Netherlands), Term Loan B2	4.75%	04/02/20	1,305	1,309,168
GEO Group, Inc., Term Loan	3.25%	04/03/20	625	628,515
iPayment Inc., Term Loan	6.75%	05/08/17	6,188	6,020,112
LPL Holdings, Inc., Incremental Term Loan B	3.25%	03/29/19	169	168,730
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	7,334	7,395,970
Nuveen Investments, Inc., First Lien Term Loan B	4.16%	05/15/17	16,526	16,377,515
RJO Holdings Corp.,
Term Loan (Acquired 12/10/10-01/21/11; Cost $88,595)	6.17%	12/10/15	151	119,167
Term Loan	6.92%	12/10/15	5,244	4,684,797
TransFirst Holdings, Inc.,
First Lien Term Loan B-1	4.75%	12/27/17	2,267	2,273,531
Second Lien Term Loan	11.00%	06/27/18	2,667	2,707,989
VFH Parent LLC, Term Loan	5.75%	11/06/19	521	523,688
				42,209,182

Food & Drug Retailers–0.85%

Rite Aid Corp., Second Lien Term Loan 1	5.75%	08/21/20	1,939	1,993,235
Roundy’s Supermarkets, Inc., Term Loan B	5.75%	02/13/19	4,979	4,889,396
SuperValu Inc., Term Loan	5.00%	03/21/19	4,064	4,090,667
				10,973,298

Food Products–3.54%

AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	8,051	8,026,867
Second Lien Term Loan	9.50%	10/10/17	859	852,870
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,666	3,457,815
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	5,096	5,123,767
Del Monte Corp., Term Loan	4.00%	03/08/18	3,031	3,047,192
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	5,648	5,685,153
H.J. Heinz Co., Revolver Loan (d)	0.00%	06/07/18	7,972	7,732,619
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/20	4,105	4,099,484
Term Loan	3.75%	05/25/18	3,482	3,484,120
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	1,126	1,161,616
Pinnacle Foods Finance LLC, Term Loan G	3.25%	04/29/20	3,228	3,229,820
				45,901,323

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Service–2.74%

Aramark Corp., Term Loan D	4.00%	09/09/19	$4,275	$4,299,771
ARG IH Corp., Term Loan	5.00%	11/15/20	527	529,948
Focus Brands Inc., First Lien Term Loan	4.25%	02/21/18	632	630,814
Restaurant Holding Co., LLC, Term Loan	9.00%	02/17/17	2,643	2,471,371
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,162	1,162,867
US Foods, Inc., Incremental Term Loan	4.50%	03/29/19	10,700	10,753,362
Weight Watchers International, Inc., Term Loan B-2	3.75%	04/02/20	18,182	15,710,108
				35,558,241

Forest Products–0.09%

Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	1,216	1,226,375

Health Care–7.79%

Alere Inc.,
Incremental Term Loan B-1	4.25%	06/30/17	447	450,974
Incremental Term Loan B-2	4.25%	06/30/17	2,274	2,293,882
Term Loan B	4.25%	06/30/17	718	724,472
Apria Healthcare Group Inc., Term Loan	6.75%	04/05/20	13,122	13,198,276
ATI Holdings, Inc., Term Loan	5.75%	12/21/19	1,360	1,374,092
Biomet, Inc., Term Loan B-2	3.69%	07/25/17	11,191	11,296,846
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	8,435	8,545,977
DJO Finance LLC, Term Loan B	4.75%	09/15/17	8,883	8,989,109
Drumm Investors LLC, Term Loan	5.00%	05/04/18	3,005	2,937,000
HCA, Inc.,
Term Loan B-4	2.91%	05/01/18	325	326,057
Term Loan B-5	3.00%	03/31/17	2,795	2,800,028
Health Management Associates, Inc., Term Loan B	3.50%	11/16/18	303	303,619
Kindred Healthcare, Inc., Term Loan B-1	4.25%	06/01/18	6,410	6,422,349
Kinetic Concepts, Inc., Term Loan D-1	4.50%	05/04/18	21,024	21,281,508
Surgical Care Affiliates, LLC,
Revolver Loan B (d)	0.00%	06/30/16	3,000	2,983,800
Term Loan B	4.25%	12/29/17	6,957	6,976,301
TriZetto Group, Inc.,
Second Lien Term Loan	8.50%	03/28/19	3,223	3,077,916
Term Loan	4.75%	05/02/18	4,892	4,822,844
Western Dental Services, Inc., Term Loan	8.25%	11/01/18	2,268	2,284,549
				101,089,599

Home Furnishings–0.34%

Britax Group Ltd., Term Loan	4.50%	10/15/20	535	538,703
Quality Home Brands Holdings LLC,
PIK Term Loan (f)	10.00%	06/30/14	986	981,534
PIK Term Loan (f)	11.75%	06/30/14	1,147	1,141,491
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	1,726	1,736,068
				4,397,796

Industrial Equipment–2.98%

Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	783	792,845
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	3,288	3,301,319
Crosby US Acquisition Corp.,
First Lien Term Loan (e)	—	11/23/20	4,336	4,350,629
Second Lien Term Loan (e)	—	11/22/21	1,041	1,061,210
Doncasters US Finance LLC, Term Loan B	5.50%	04/09/20	3,293	3,327,748
Filtration Group Corp.,
First Lien Term Loan (e)	—	11/21/20	1,133	1,144,726
Second Lien Term Loan (e)	—	11/21/21	549	560,219
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	3,299	3,287,954
Generac Power System, Inc., Term Loan B	3.50%	05/31/20	2,692	2,698,611
Grede LLC, Term Loan B	4.50%	05/02/18	5,116	5,144,657
Milacron LLC, Term Loan	4.25%	03/30/20	1,847	1,847,091

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Industrial Equipment–(continued)

MX Holdings US, Inc., Term Loan B-1	4.50%	08/14/20	$2,618	$2,639,936
QS0001 Corp., First Lien Term Loan	4.25%	11/09/18	2,119	2,131,803
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/20	5,521	5,530,268
Tank Holding Corp., Term Loan	4.25%	07/09/19	681	679,381
Unifrax Holding Co., Term Loan	4.25%	11/28/18	149	149,912
				38,648,309

Insurance–0.36%

Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	2,147	2,125,741
Second Lien Term Loan	8.25%	10/16/20	1,135	1,118,758
USI Inc., Term Loan	5.00%	12/27/19	1,370	1,376,882
				4,621,381

Leisure Goods, Activities & Movies–3.15%

24 Hour Fitness Worldwide, Inc., Term Loan B	5.25%	04/22/16	6,188	6,258,631
Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	14,467	14,634,982
AMC Entertainment Inc., Term Loan	3.50%	04/30/20	1,496	1,497,988
Bright Horizons Family Solutions, Inc., Term Loan B	4.00%	01/30/20	340	341,955
Equinox Holdings Inc., First Lien Term Loan	4.50%	01/31/20	1,914	1,928,497
Fender Musical Instruments Corp., Term Loan	5.75%	04/03/19	627	635,251
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	1,619	1,620,979
Live Nation Entertainment, Inc., Term Loan B-1	3.50%	08/17/20	4,548	4,566,212
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B1	3.43%	07/03/19	3,660	3,682,820
SRAM, LLC, First Lien Term Loan	4.00%	04/10/20	383	382,621
US FinCo LLC, Term Loan B	4.00%	05/29/20	960	961,110
Zuffa, LLC, Term Loan	4.50%	02/25/20	4,346	4,390,475
				40,901,521

Lodging & Casinos–7.19%

Bally Technologies, Inc., Term Loan B (e)	—	11/25/20	10,403	10,485,489
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	276	278,467
Cannery Casino Resorts, LLC,
First Lien Term Loan	6.00%	10/02/18	4,436	4,378,666
Second Lien Term Loan	10.00%	10/02/19	843	778,701
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,714	2,752,543
Four Seasons Holdings Inc. (Canada),
First Lien Term Loan	4.25%	06/27/20	1,846	1,859,313
Second Lien Term Loan	6.25%	12/28/20	1,469	1,511,004
Golden Nugget, Inc.,
Delayed-Draw Term Loan (e)	—	11/21/19	469	473,560
Term Loan (e)	—	11/21/19	1,093	1,104,972
Great Wolf Resorts, Inc., Term Loan B	4.50%	08/06/20	2,096	2,105,866
Harrah’s Operating Co., Inc., Term Loan B-5	4.49%	01/26/18	9,903	9,303,419
Hilton Worldwide Finance, LLC, Term Loan	4.00%	10/26/20	34,616	34,767,264
Pinnacle Entertainment, Inc., Term Loan B-1	3.75%	08/15/16	1,102	1,105,914
Scientific Games International, Inc., Term Loan	4.25%	10/18/20	15,055	15,088,524
Twin River Management Group, Inc., Term Loan	5.25%	11/09/18	3,830	3,881,283
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/20/19	3,178	3,170,498
Second Lien Term Loan (Acquired 08/27/13; Cost $292,463)	8.75%	08/20/20	295	296,053
				93,341,536

Nonferrous Metals & Minerals–1.17%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	3,591	3,535,650
Arch Coal, Inc., Term Loan	5.75%	05/16/18	6,854	6,709,169
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	4,769	4,470,936
Walter Energy, Inc., Term Loan B	6.75%	04/02/18	500	490,875
				15,206,630

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas–6.60%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	$33	$33,282
Atlas Energy, L.P., Term Loan (Acquired 07/22/13; Cost $1,498,925)	6.50%	07/31/19	1,513	1,551,235
Azure Midstream Energy LLC, Term Loan (e)	—	11/12/18	1,976	1,989,541
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/20	3,946	4,004,885
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/23/12; Cost $8,614,272)	5.25%	10/31/17	8,592	8,678,012
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	12,206	12,480,173
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	1,334	1,346,840
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	847	873,965
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	9,006	9,208,280
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,647	1,655,431
EXCO Resources, Inc., Term Loan (Acquired 08/28/13; Cost $4,186,466)	5.00%	08/19/19	4,227	4,237,475
Fieldwood Energy LLC,
Second Lien Term Loan	8.38%	09/30/20	3,408	3,483,434
Term Loan	3.88%	09/28/18	2,326	2,345,593
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $1,322,408)	4.50%	05/02/16	1,322	1,329,021
HGIM Corp., Term Loan B	5.50%	06/18/20	4,318	4,345,409
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	6,065	5,645,094
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 12/09/10-05/05/11; Cost $2,140,734)	7.00%	11/02/15	2,098	2,108,123
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/04/18	1,403	1,417,805
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	4,932	4,958,392
Saxon Enterprises LLC, Term Loan	5.50%	02/15/19	3,480	3,517,340
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	2,785	2,795,714
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,681	3,692,078
WildHorse Resources, LLC, Term Loan (Acquired 06/13/13; Cost $3,912,992)	7.50%	12/13/18	3,950	3,949,560
				85,646,682

Publishing–4.25%

Cenveo Corp., Term Loan B	6.25%	02/13/17	7,436	7,519,584
Cygnus Business Media, Inc., PIK Term Loan (f)(g)	8.25%	06/30/14	4,224	2,375,863
Endurance Business Media, Inc., First Lien Term Loan (Acquired 12/14/10; Cost $8,428,456) (g)	6.50%	12/15/14	6,429	1,607,231
Getty Images, Inc.,
Revolver Loan (e)	—	10/18/17	1,463	1,250,722
Term Loan	4.75%	10/18/19	4,064	3,766,934
Harland Clarke Holdings Corp., Term Loan B-2	5.41%	06/30/17	685	688,472
Knowledgepoint360 Group, LLC,
First Lien Term Loan (Acquired 05/18/07; Cost $1,277,161)	3.50%	04/14/14	1,277	1,117,516
Second Lien Term Loan (Acquired 05/18/07; Cost $1,010,000)	7.24%	04/13/15	1,000	870,000
Media General, Inc., Term Loan B	4.25%	07/31/20	3,999	4,046,590
MediMedia USA, Inc., First Lien Term Loan (Acquired 05/21/13; Cost $4,229,723)	8.00%	11/20/18	4,348	4,239,390
Merrill Communications LLC, Term Loan	7.25%	03/08/18	6,650	6,783,114
MTL Publishing LLC, Term Loan B-1	4.25%	06/29/18	4,240	4,266,762
Multi Packaging Solutions, Inc., Term Loan	4.25%	08/17/20	1,716	1,725,914
Newsday, LLC, Term Loan	3.66%	10/12/16	2,804	2,815,011
ProQuest LLC, Term Loan	6.00%	04/13/18	3,311	3,338,287
Southern Graphics Inc., Term Loan	4.25%	10/17/19	3,927	3,943,932
Tribune Co., Term Loan B	4.00%	12/31/19	4,519	4,528,365
YB (USA) LLC, Term Loan A3 (c)	0.00%	04/30/14	1,403	312,277
				55,195,964

Radio & Television–3.88%

Clear Channel Communications, Inc.,
Term Loan B	3.81%	01/29/16	7,467	7,212,499
Term Loan D	6.91%	01/30/19	20,472	19,367,146
E.W. Scripps Co., Term Loan (e)	—	11/26/20	954	959,220
FoxCo Acquisition Sub, LLC, Term Loan	5.50%	07/14/17	3,564	3,580,198
Gray Television, Inc., Term Loan	4.75%	10/11/19	839	844,505
Lin Television Corp., Term Loan B	4.00%	12/21/18	1,285	1,295,189

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Radio & Television–(continued)

Mission Broadcasting, Inc.,
Term Loan B	4.50%	12/03/19	$316	$317,654
Term Loan B-2	3.75%	10/01/20	34	33,791
Multicultural Radio Broadcasting, Inc., Term Loan	7.00%	06/05/17	1,001	998,977
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	189	194,813
Nexstar Broadcasting, Inc.,
Term Loan B	4.50%	12/03/19	748	750,913
Term Loan B-2	3.75%	10/01/20	7	6,758
Nine Entertainment Corp.,
Term Loan B	3.25%	02/05/20	3,068	3,056,793
Term Loan B	3.75%	02/05/20	613	611,916
Raycom TV Broadcasting, LLC, Term Loan B (Acquired 06/01/11; Cost $3,626,216)	4.25%	05/31/17	3,637	3,650,645
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	1,891	1,941,734
Univision Communications Inc., Term Loan	4.50%	03/02/20	5,543	5,574,399
				50,397,150

Retailers (except Food & Drug)–5.18%

Collective Brands, Inc., Term Loan	7.25%	10/09/19	4,852	4,870,571
David’s Bridal, Inc.,
Term Loan (d)	0.00%	10/11/17	2,300	2,150,771
Term Loan	5.00%	10/11/19	673	675,088
Guitar Center, Inc., Term Loan	6.25%	04/10/17	6,524	6,326,213
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	7,413	7,519,625
J. Crew Group, Inc., Term Loan B-1	4.00%	03/07/18	498	500,596
National Vision, Inc., Term Loan (Acquired 08/03/12; Cost $2,275,100)	7.00%	08/02/18	2,302	2,313,625
Neiman Marcus Group, Inc., Term Loan	5.00%	10/26/20	4,277	4,311,000
OSP Group, Inc., First Lien Term Loan	5.50%	02/05/20	3,066	3,108,151
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,917	1,926,726
Savers Inc., Term Loan	5.00%	07/09/19	6,403	6,430,644
Sears Holding Corp., Term Loan	5.50%	06/30/18	14,895	14,960,214
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	7,828	7,628,737
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,293	1,208,512
Term Loan B-2	5.25%	05/25/18	689	614,910
Term Loan B-3	5.25%	05/25/18	89	79,365
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,709	2,594,261
				67,219,009

Steel–0.64%

JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	1,095	1,102,504
JMC Steel Group Inc., Term Loan	4.75%	04/03/17	2,113	2,122,175
TMS International Corp., Term Loan B	4.50%	10/16/20	2,082	2,100,009
Waupaca Foundry, Inc., Term Loan	4.50%	06/29/17	2,957	2,966,531
				8,291,219

Surface Transport–1.49%

American Petroleum Tankers Parent LLC, Term Loan	4.75%	10/02/19	$1,629	$1,636,670
Hertz Corp. (The),
LOC (Acquired 03/14/11; Cost $2,069,873)	3.75%	03/09/18	2,102	2,094,462
Term Loan B-1	3.75%	03/12/18	34	33,872
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,361	2,365,879
Kenan Advantage Group, Inc., Term Loan	3.75%	06/10/16	1,877	1,885,283
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	5,596	5,686,994
U.S. Shipping Corp, Term Loan (Acquired 05/06/13; Cost $5,482,336)	9.00%	04/30/18	5,531	5,697,390
				19,400,550

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Telecommunications–7.13%

Avaya Inc.,
Term Loan B-3	4.74%	10/26/17	$16,757	$16,088,945
Term Loan B-5	8.00%	03/30/18	4,080	4,072,957
Cellular South, Inc., Term Loan B	3.25%	05/22/20	2,394	2,392,264
Consolidated Communications, Inc., Incremental Term Loan 3	5.25%	12/31/18	7,193	7,251,674
Cricket Communications, Inc., Term Loan C	4.75%	03/09/20	1,892	1,903,257
Crown Castle Operating Co., Term Loan B	3.25%	01/31/19	4,427	4,427,774
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	7,194	7,391,380
Global Tel*Link Corp., First Lien Term Loan (Acquired 05/24/13; Cost $3,396,712)	5.00%	05/22/20	3,413	3,352,886
Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19	2,166	2,186,229
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20	14,684	14,807,206
Term Loan B-III	4.00%	08/01/19	70	70,088
LTS Buyer LLC,
First Lien Term Loan B	4.50%	04/13/20	1,871	1,875,951
Second Lien Term Loan	8.00%	04/12/21	143	144,381
NTELOS Inc., Term Loan B	5.75%	11/08/19	7,527	7,583,224
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	1,176	1,184,389
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	3,503	3,509,501
Windstream Corp., Term Loan B-4	3.50%	01/23/20	2,972	2,981,822
Yankee Cable Acquisition, LLC, Term Loan	5.25%	03/02/20	7,738	7,785,132
Zayo Group, LLC, Term Loan	4.00%	07/02/19	3,478	3,483,839
				92,492,899

Utilities–2.62%

Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	1,851	1,840,455
Calpine Corp., Term Loan	4.00%	10/09/19	4,504	4,540,112
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	2,571	2,581,073
EquiPower Resources Holdings, LLC,
First Lien Term Loan B	4.25%	12/21/18	582	586,225
First Lien Term Loan C	4.25%	12/31/19	2,614	2,629,796
LSP Madison Funding, LLC, Term Loan (Acquired 06/29/12; Cost 1,724,216)	5.50%	06/28/19	1,759	1,785,775
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $1,248,727)	4.75%	12/11/19	1,256	1,270,545
Sapphire Power Finance LLC, Term Loan B (Acquired 07/10/13; Cost $2,623,962)	6.00%	07/10/18	2,649	2,678,519
Texas Competitive Electric Holdings,
Term Loan	3.73%	10/10/14	13,507	9,747,770
Term Loan	4.73%	10/10/17	6,355	4,411,899
USIC Holding, Inc., First Lien Term Loan	4.75%	07/10/20	1,887	1,900,098
				33,972,267
Total Variable Rate Senior Loan Interests				1,376,901,395

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds & Notes–9.40%

Air Transport–0.14%

Continental Airlines, Inc. (h)	6.75%	09/15/15	$1,700	$1,761,625

Automotive–0.24%

Goodyear Tire & Rubber Co.	6.50%	03/01/21	1,888	2,010,720
Schaeffler AG (Germany) (h)	4.75%	05/15/21	1,095	1,093,870
				3,104,590

Business Equipment & Services–0.42%

ADT Corp. (h)	6.25%	10/15/21	1,600	1,680,000
First Data Corp. (h)	6.75%	11/01/20	3,608	3,815,460
				5,495,460

Cable & Satellite Television–0.77%

Lynx II Corp. (h)	5.38%	04/15/21	200	205,000
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.63%	07/01/20	1,385	1,489,013
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	328	355,007
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	7,223	7,909,185
				9,958,205

Chemicals & Plastics–0.79%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	8,757	8,975,925
Ineos Holdings Ltd. (h)	7.50%	05/01/20	291	320,100
Ineos Holdings Ltd. (h)	8.38%	02/15/19	457	510,127
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	419	479,231
				10,285,383

Containers & Glass Products–1.60%

Ardagh Glass Finance PLC (Ireland) (h)	7.00%	11/15/20	1,254	1,263,405
Reynolds Group Holdings Inc.	5.75%	10/15/20	11,883	12,209,782
Reynolds Group Holdings Inc.	7.88%	08/15/19	3,197	3,564,655
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,309	3,681,263
				20,719,105

Ecological Services & Equipment–0.09%

Environmental Systems Products Holdings Inc.	16.00%	12/31/19	1,166	1,165,726

Electronics & Electrical–0.24%

Blackboard Inc. (h)	7.75%	11/15/19	2,799	2,785,005
Freescale Semiconductor, Inc. (h)	6.00%	01/15/22	375	380,625
				3,165,630

Food Products–0.05%

Chiquita Brands LLC (h)	7.88%	02/01/21	562	605,555

Forest Products–0.28%

Verso Paper Holdings LLC	11.75%	01/15/19	3,452	3,615,970

Health Care–1.09%

Accellent Inc.	8.38%	02/01/17	4,272	4,517,640
Biomet, Inc.	6.50%	08/01/20	866	922,290
Community Health Systems, Inc.	5.13%	08/15/18	1,140	1,191,300
DJO Finance LLC	8.75%	03/15/18	2,552	2,807,200
Kindred Healthcare, Inc.	8.25%	06/01/19	1,004	1,079,300
Kinetic Concepts, Inc.	10.50%	11/01/18	1,976	2,277,340
Tenet Healthcare Corp. (h)	6.00%	10/01/20	1,320	1,384,350
				14,179,420

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Lodging & Casinos–0.10%

Harrah’s Operating Co., Inc.	8.50%	02/15/20	$412	$398,610
Harrah’s Operating Co., Inc.	9.00%	02/15/20	906	878,820
				1,277,430

Nonferrous Metals & Minerals–0.13%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,600	1,664,000

Oil & Gas–0.63%

Kinder Morgan, Inc. (h)	5.00%	02/15/21	1,428	1,435,140
NGPL PipeCo LLC (h)	9.63%	06/01/19	874	867,048
Pacific Drilling S.A. (Luxembourg) (h)	5.38%	06/01/20	2,928	2,971,107
Tervita Corp. (Canada) (h)	8.00%	11/15/18	2,588	2,685,309
Western Refining, Inc.	6.25%	04/01/21	232	233,450
				8,192,054

Publishing–0.20%

Merrill Communications LLC	10.00%	03/08/23	2,630	2,563,841

Radio & Television–0.50%

Sinclair Television Group, Inc. (h)	6.38%	11/01/21	870	898,275
Univision Communications Inc. (h)	6.75%	09/15/22	5,034	5,549,985
				6,448,260

Retailers (except Food & Drug)–0.22%

Claire’s Stores Inc. (h)	9.00%	03/15/19	2,003	2,248,368
Targus Group International, Inc.	10.00%	06/14/19	672	671,748
				2,920,116

Telecommunications–0.93%

Goodman Networks Inc. (h)	12.13%	07/01/18	971	1,034,115
Goodman Networks Inc. (h)	13.13%	07/01/18	4,714	4,996,840
Wind Telecomunicazioni S.p.A. (Italy) (h)	6.50%	04/30/20	269	285,813
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.25%	02/15/18	3,026	3,179,191
Windstream Corp.	6.38%	08/01/23	25	24,031
Windstream Corp.	7.50%	06/01/22	2,483	2,588,527
				12,108,517

Utilities–0.98%

Calpine Corp. (h)	6.00%	01/15/22	538	555,485
Calpine Corp. (h)	7.50%	02/15/21	7,566	8,285,123
Calpine Corp. (h)	7.88%	01/15/23	1	352
NRG Energy Inc.	6.63%	03/15/23	1,466	1,513,645
NRG Energy Inc.	7.63%	05/15/19	2,257	2,409,347
				12,763,952
Total Bonds & Notes				121,994,839

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–5.07%

Apidos Cinco CDO (h)(i)	4.49%	05/14/20	$639	$603,613
Apidos CLO II (h)(i)	4.99%	12/21/18	1,038	1,016,668
Apidos CLO IX (h)(i)	6.74%	07/15/23	1,767	1,762,253
Apidos CLO X (h)(i)	6.49%	10/30/22	2,238	2,234,110
Apidos CLO XI (h)(i)	5.49%	01/17/23	3,105	2,936,456
Apidos CLO XV (h)(i)	5.00%	10/20/25	3,000	2,714,891
Apidos Quattro CDO (h)(i)	3.84%	01/20/19	721	674,340
Ares XI CLO, Ltd. (h)(i)	3.25%	10/11/21	1,278	1,236,535
Atrium IV CDO Corp. (h)	9.18%	06/08/19	594	602,315
Atrium X CDO (h)(i)	4.78%	07/16/25	3,932	3,528,182
Babson CLO Ltd. 2007-I (h)(i)	3.50%	01/18/21	867	779,689
Babson CLO Ltd. 2013-II (e)(h)(i)	—	01/18/25	2,964	2,655,952
Carlyle Global Market Strategies 2012-2 (h)(i)	6.49%	07/20/23	1,021	1,012,555
Carlyle Global Market Strategies 2012-3 (h)(i)	5.74%	10/14/24	2,499	2,396,638
Dryden Senior Loan Fund 2013-30 (h)(i)	5.26%	10/15/25	2,361	2,165,833
Flagship CLO VI (h)(i)	5.01%	06/10/21	1,918	1,813,435
Flagship CLO VI (h)(i)	5.01%	06/10/21	1,671	1,580,175
Gramercy Park CLO (h)(i)	5.74%	07/17/23	3,695	3,555,756
Halcyon Loan Investors CLO II, Ltd. (h)(i)	3.84%	04/24/21	2,875	2,590,108
ING IM CLO 2012-3, Ltd. (h)(i)	6.09%	10/15/22	807	793,390
ING IM CLO 2012-4, Ltd. (h)(i)	5.99%	10/15/23	3,047	2,970,119
ING IM CLO 2013-1 (h)(i)	5.24%	04/15/24	2,600	2,430,308
ING IM CLO 2013-3 (e)(h)(i)	—	01/18/26	1,989	1,785,187
ING Investment Management CLO III, Ltd. (h)(i)	3.75%	12/13/20	2,098	1,899,491
ING Investment Management CLO IV, Ltd. (h)(i)	4.49%	06/14/22	542	501,168
Keuka Park CLO 2013-1 (h)(i)	4.74%	10/21/24	412	369,910
KKR Financial CLO 2012-1 (h)(i)	5.75%	12/15/24	3,150	2,981,778
KKR Financial CLO 2013-1 (h)(i)	4.75%	07/15/25	2,393	2,165,498
Octagon Investment Partners XVII Ltd. (h)(i)	4.87%	10/25/25	775	696,270
Octagon Investment Partners XVIII Ltd. (e)(h)(i)	—	12/16/24	2,964	2,801,306
Pacifica CDO VI, Ltd. (h)(i)	3.99%	08/15/21	1,059	945,155
Sierra CLO II Ltd. (i)	3.74%	01/22/21	1,279	1,107,469
Silverado CLO 2006-II Ltd. (h)(i)	4.00%	10/16/20	1,545	1,391,061
Slater Mill Loan Fund, L.P. (h)(i)	5.74%	08/17/22	2,023	1,946,329
Symphony CLO IX, Ltd. (h)(i)	5.25%	04/16/22	3,521	3,295,013
Symphony CLO VIII, Ltd. (h)(i)	5.99%	01/09/23	1,916	1,869,854
Total Structured Products				65,808,810

			Shares

Common Stocks & Other Equity Interests–2.24%

Building & Development–1.05%

Axia Inc. (Acquired 05/30/08; Cost $2,268,885) (g)(h)(j)			505	1,875,168
Building Materials Holding Corp. (h)(j)			1,279,379	7,676,274
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/10; Cost $7,938,060) (h)(j)			780	0
Class B (Acquired 07/15/10; Cost $93,975) (h)(j)			9	0
Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			39	0
Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			54	0
Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			60	0
Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			67	0
Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			76	0
Newhall Holding Co., LLC, Class A (h)(j)			621,593	1,984,124
Rhodes Ranch General Partnership (h)(j)			1,038,734	285,652
WCI Communities, Inc. (j)			93,512	1,818,814
				13,640,032

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Chemicals & Plastics–0.04%

Metokote Corp., Wts. expiring 11/22/23 (Acquired 12/05/11; Cost $0) (h)(j)	295	$458,553

Conglomerates–0.06%

Euramax International, Inc. (h)(j)	3,272	785,328

Containers & Glass Products–0.00%

Nexpak Corp. (Acquired 09/01/99; Cost $6,411,681) (h)(j)	70	0

Cosmetics & Toiletries–0.20%

Levlad, LLC & Arbonne International, LLC (h)(j)	4,893	305,788
Marietta Intermediate Holding Corp. (Acquired 12/22/04-01/14/05; Cost $4,632,828) (g)(h)(j)	3,872,488	2,246,043
Marietta Intermediate Holding Corp., Wts. expiring 02/20/19 (Acquired 07/25/06; Cost $0) (g)(h)(j)	519,444	0
		2,551,831

Ecological Services & Equipment–0.03%

Environmental Systems Products Holdings Inc. (Acquired 09/12/07; Cost $0) (h)(j)	13,648	395,519

Financial Intermediaries–0.00%

RJO Holdings Corp. (h)(j)	2,852	28,515
RJO Holdings Corp., Class A (h)(j)	2,314	1,157
RJO Holdings Corp., Class B (h)(j)	3,000	1,500
		31,172

Home Furnishings–0.14%

Quality Home Brands Holdings LLC (Acquired 01/29/10; Cost $0) (h)(j)	9,358	0
World Kitchen, LLC (Acquired 01/31/03; Cost $138,363) (h)(j)	52,654	1,789,183
		1,789,183

Leisure Goods, Activities & Movies–0.04%

MB2 L.P. (Canada) (j)	41,386	573,193

Lodging & Casinos–0.36%

Twin River Management Group, Inc., Class A (h)(k)	189,050	4,631,725

Oil & Gas–0.00%

Vitruvian Exploration, LLC (h)(j)	55,390	16,617

Publishing–0.30%

Affiliated Media, Inc. (h)(j)	81,915	1,597,345
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148) (g)(h)(j)	8,426	0
Endurance Business Media, Inc., Class A (Acquired 12/14/10; Cost $9,158,869) (g)(h)(j)	13,517	0
F&W Publications, Inc. (h)(j)	18,385	2,298
F&W Publications, Inc., Wts. expiring 06/09/14 (h)(j)	3,779	472
MC Communications, LLC (Acquired 07/02/09; Cost $0) (h)(j)	739,818	0
Merrill Communications LLC, Class A (h)(j)	326,686	939,222
Tribune Co., Class A (l)	19,027	1,417,512
		3,956,849

Retailers (except Food & Drug)–0.02%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (h)(j)	22,469	280,413

Telecommunications–0.00%

CTM Media Holdings Inc., Class B (k)	127	7,493
Total Common Stocks & Other Equity Interests		29,117,908

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Preferred Stocks–0.06%

Ecological Services & Equipment–0.05%

Environmental Systems Products Holdings Inc. (Acquired 09/12/07; Cost $78,100) (h)(j)	3,124	$607,618

Financial Intermediaries–0.00%

RJO Holdings Corp. (h)(j)	584	46,137

Utilities–0.01%

Genie Energy Ltd. (i)(k)	7,632	63,116
Total Preferred Stocks		716,871

Money Market Funds–1.42%

Liquid Assets Portfolio, Institutional Class (m)	9,205	9,205,023
Premier Portfolio, Institutional Class (m)	9,205	9,205,023
Total Money Market Funds		18,410,046
TOTAL INVESTMENTS(n)–124.28% (Cost $1,636,558,363)		1,612,949,869
BORROWINGS–(20.27)%		(263,000,000)
OTHER ASSETS LESS LIABILITIES–(4.01)%		(52,068,505)
NET ASSETS–100.00%		$1,297,881,364

Investment Abbreviations:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
LOC	—	Letter of Credit
PIK	—	Payment-in-Kind
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sales. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $2,735,994, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 1D and Note 4.
(e)	This variable rate interest will settle after November 30, 2013, at which time the interest rate will be determined.
(f)	All or a portion of this security is Payment-in-Kind.
(g)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2013 was $15,695,601, which represented 1.21% of the Fund’s Net Assets. See Note 3.
(h)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $151,685,701, which represented 11.69% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(j)	Non-income producing security acquired through the restructuring of senior loans.
(k)	Security acquired through the restructuring of senior loans.
(l)	Non-income producing security acquired as part of a bankruptcy restructuring.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Senior Loan Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Senior Loan Fund

G.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
H.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$ —	$1,308,324,734	$68,576,661	$1,376,901,395
Bonds & Notes	—	117,593,523	4,401,316	121,994,839
Structured Products	—	65,808,810	—	65,808,810
Equity Securities	21,716,981	18,875,347	7,652,497	48,244,825
Total Investments	$ 21,716,981	$1,510,602,414	$80,630,474	$1,612,949,869

Invesco Senior Loan Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Variable Rate Senior Loan Interests during the nine months ended November 30, 2013:

	Beginning Balance, as of February 28, 2013	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2013
Variable Rate Senior Loan Interests	$99,748,007	$23,290,092	$(31,618,945)	$184,045	$(8,604,313)	$10,022,536	$13,507,182	$(37,951,943)	$68,576,661
Bonds & Notes	671,748	1,934,301	—	69,708	—	620,924	1,104,635	—	4,401,316
Equity Securities	6,121,436	—	—	—	—	132,640	1,398,421	—	7,652,497
	$106,541,191	$25,224,393	$(31,618,945)	$253,753	$(8,604,313)	$10,776,100	$16,010,238	$(37,951,943)	$80,630,474

The Variable Rate Senior Loan Interests determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. Investments in Variable Rate Senior Loan Interests were transferred from Level 2 to Level 3 due to third-party vendor quotations utilizing single market quotes and was assumed to have occurred at the end of the reporting period. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2013.

	Value 02/28/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/13	Interest Income
Axia Inc., Common Shares	$1,263,250	$ —	$ —	$611,918	$ —	$1,875,168	$ —
Axia Inc., First Lien Revolver Loan	1,548,544	—	—	201,223	—	1,749,767	13,366
Axia Inc., PIK Second Lien Term Loan A	838,830	45,320	—	142,257	—	1,026,407	55,057
Axia Inc., Second Lien Term Loan B	1,391,433	—	—	235,975	—	1,627,408	62,158
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., PIK Term Loan	2,742,071	—	(1,353,355)	987,067	80	2,375,863	368,339
Endurance Business Media, Inc., Class A Common Shares	135,172	—	—	(135,172)	—	0	—
Endurance Business Media, Inc., First Lien Term Loan	1,296,582	—	(53,990)	381,287	(16,648)	1,607,231	320,380
Marietta Intermediate Holding Corp., Common Shares	2,091,144	—	—	154,899	—	2,246,043	—
Marietta Intermediate Holding Corp., PIK First Lien Term Loan B	2,864,265	56,189	—	267,260	—	3,187,714	171,331
Marietta Intermediate Holding Corp., Warrants	0	—	—	—	—	0	—
Total	$14,171,291	$101,509	$(1,407,345)	$2,846,714	$ (16,568)	$15,695,601	$ 990,631

Invesco Senior Loan Fund

NOTE 4 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of November 30, 2013. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
Axia Inc.	First Lien Revolver Loan	$1,749,767	$1,749,767
David’s Bridal, Inc.	Term Loan	2,300,290	2,150,771
Delta Air Lines, Inc.	Revolver Loan	8,340,476	7,951,226
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,146,815
H.J. Heinz Co.	Revolver Loan	7,971,773	7,732,619
Lake at Las Vegas Joint Venture, LLC	PIK Exit Revolver Loan	16,242	5,766
Reynolds Group Holdings Inc.	Revolver Loan	6,528,031	6,523,722
Surgical Care Affiliates, LLC	Revolver Loan B	3,000,000	2,983,800
West Corp.	Revolver Loan	3,192,428	3,096,655
		$34,325,548	$33,341,141

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $1,300,379,314 and $1,201,220,619, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$58,548,132
Aggregate unrealized (depreciation) of investment securities	(103,123,799)
Net unrealized appreciation (depreciation) of investment securities	$(44,575,667)
Cost of investments for tax purposes is $1,657,525,536.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2013, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$10,272,062	$9,883,390

Invesco Senior Loan Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Senior Loan Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.